Marketable securities (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Marketable Securities	R$ 8,151,855	R$ 10,252,454
Current	7,781,720	9,932,774
Non-Current	R$ 370,135	319,680
Time deposit investment, maturity term	90 days
Domestic market (Brazil)
Disclosure of financial assets [line items]
Marketable Securities	R$ 7,880,450	9,825,125
Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 271,405	427,329
Private Funds | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	97.75%
Private Funds | Domestic market (Brazil)
Disclosure of financial assets [line items]
Marketable Securities	R$ 541,111	526,526
Private Securities | CDI/IPCA
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	6.15%
Private Securities | Domestic market (Brazil)
Disclosure of financial assets [line items]
Marketable Securities	R$ 1,344,419
Private Securities (CDBs) | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	101.32%
Private Securities (CDBs) | Domestic market (Brazil)
Disclosure of financial assets [line items]
Marketable Securities	R$ 4,599,861	7,045,434
CDBs - Escrow Account | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	99.55%
CDBs - Escrow Account | Domestic market (Brazil)
Disclosure of financial assets [line items]
Marketable Securities	R$ 348,709	319,680
Time Deposits | Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 259,551	421,291
Time Deposits | Foreign countries | Fixed
Disclosure of financial assets [line items]
Average yield p.a. %	4.41%
Other | Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 11,854	6,038
Other (Restricted financial investment) | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	6.00%
Other (Restricted financial investment) | Domestic market (Brazil)
Disclosure of financial assets [line items]
Marketable Securities	R$ 15,324	25,618
Public Securities - Instituto de Crédito Oficial (ICO) | Fixed
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	12.06%
Public Securities - Instituto de Crédito Oficial (ICO) | Domestic market (Brazil)
Disclosure of financial assets [line items]
Marketable Securities	R$ 1,031,026	R$ 633,428